Canadian Emergency Business Loan Act (“CEBA”) (Details Narrative) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Nov. 07, 2023 USD ($)
Short-Term Debt [Line Items]
Loan payment term			1 year	1 year
Interest rate			8.00%	8.00%
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Aggregate fair value of PIPE warrants						$ 152,602
P I P E Warrants [Member]
Short-Term Debt [Line Items]
Aggregate fair value of PIPE warrants				$ 23,393
P I P E Notes [Member]
Short-Term Debt [Line Items]
Aggregate fair value				$ 1,600,000		$ 1,800,000
CEBA Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loans	$ 40,000	$ 60
Forgiven of loan	15,000				$ 10,000.00
Loan repayable	$ 40,000				$ 40,000.00
Loan payment term	3 years	3 years			3 years
Interest rate	5.00%	5.00%			5.00%